JPMorgan Hedged Equity 2 Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Hedged Equity 2 Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 606
Expense Example, No Redemption, 3 Years	779
Expense Example, No Redemption, 5 Years	966
Expense Example, No Redemption, 10 Years	1,508
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	136
Expense Example, No Redemption, 3 Years	425
Expense Example, No Redemption, 5 Years	734
Expense Example, No Redemption, 10 Years	1,476
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	$ 738